                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5696

                         RIVERSOURCE GLOBAL SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 07/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

              RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND

                                AT JULY 31, 2008



JULY 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (12.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (3.7%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                            2.57%           $1,500,000(d,g)       $1,494,491
Capital Auto Receivables Asset Trust
 Series 2007-SN2 Cl A2
 01-15-10                            3.24             1,250,000(d,g)        1,243,555
Citibank Credit Card Issuance Trust
 Series 2003-A9 Cl A9
 11-22-10                            2.78               455,000(g)            454,574
Citibank Credit Card Issuance Trust
 Series 2007-A1 Cl A1
 03-22-12                            2.79             1,000,000(g)            986,719
College Loan Corp Trust
 Series 2003-2 Cl A3
 07-25-13                            3.00               581,765(g)            580,493
College Loan Corp Trust
 Series 2004-1 Cl A2
 04-25-16                            2.91             2,500,000(g)          2,485,725
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                            2.62             1,000,000(g)            742,813
Countrywide Home Equity Loan Trust
 Series 2005-H Cl 2A (FGIC)
 12-15-35                            2.70               186,662(e,g)           73,976
Ford Credit Floorplan Master Owner Trust
 Series 2006-3 Cl A
 06-15-11                            2.64               900,000(g)            881,335
Keycorp Student Loan Trust
 Series 2003-A Cl 2A2 (MBIA)
 10-25-25                            3.11               631,802(e,g)          617,093
Northstar Education Finance
 Series 2007-1 Cl A2
 01-29-46                            2.82               750,000(g)            739,336
Providian Master Note Trust
 Series 2006-A1A Cl A
 01-15-13                            2.49             1,000,000(d,g)          992,500
Residential Asset Securities
 Series 2006-KS2 Cl A2
 03-25-36                            2.59                84,013(g)             83,659
SLC Student Loan Trust
 Series 2006-A Cl A4
 01-15-19                            2.91             1,800,000(g)          1,680,469
SLM Student Loan Trust
 Series 2003-10A Cl A2
 12-16-19                            2.94             1,000,000(d,g)          999,375
SLM Student Loan Trust
 Series 2004-3 Cl A3
 04-25-16                            2.89               463,853(g)            463,060
SLM Student Loan Trust
 Series 2005-5 Cl A1
 01-25-18                            2.80                48,951(g)             48,872
SLM Student Loan Trust
 Series 2005-5 Cl A2
 10-25-21                            2.88             1,000,000(g)            980,625
SLM Student Loan Trust
 Series 2005-8 Cl A2
 07-25-22                            2.89             1,500,000(g)          1,483,699
SLM Student Loan Trust
 Series 2005-B Cl A1
 12-16-19                            2.82               455,131(g)            441,833
SLM Student Loan Trust
 Series 2006-2 Cl A2
 01-25-17                            2.80                84,267(g)             84,077
SLM Student Loan Trust
 Series 2006-5 Cl A2
 07-25-17                            2.79               598,076(g)            595,647
SLM Student Loan Trust
 Series 2006-A Cl A1
 03-16-20                            2.80             1,502,623(g)          1,487,677
SLM Student Loan Trust
 Series 2006-A Cl A2
 12-15-20                            2.86             2,000,000(g)          1,885,454
SLM Student Loan Trust
 Series 2006-C Cl A2
 09-15-20                            2.52             1,000,000(g)            941,250
SLM Student Loan Trust
 Series 2007-2 Cl A2
 07-25-17                            2.80             1,000,000(g)            966,719
                                                                      ---------------
Total                                                                      23,435,026
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (1.2%)(F)
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                            7.03             1,803,048             1,823,562
GS Mtge Securities II
 Series 2007-EOP Cl A2
 03-06-20                            2.59             1,200,000(d,g)        1,104,151
GS Mtge Securities II
 Series 2007-EOP Cl A3
 03-06-20                            2.64             1,770,000(d,g)        1,627,667
JP Morgan Chase Commercial Mtge Securities
 Series 2005-LDP1 Cl A1
 03-15-46                            4.12             1,325,447             1,321,277
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A1
 01-15-39                            5.38             1,273,289             1,280,622
                                                                      ---------------
Total                                                                       7,157,279
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (0.3%)(F)
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
 02-25-37                            2.55               366,449(g)            359,450
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR2 Cl 2AB1
 11-19-37                            2.55               566,115(b)            453,181
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
 01-19-38                            2.55               577,608(b)            526,501
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                            2.71               976,183(b)            438,661
                                                                      ---------------
Total                                                                       1,777,793
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.4%)
American Honda Finance
 02-05-10                            3.18             2,500,000(d,g)        2,498,525
-------------------------------------------------------------------------------------


BANKING (1.6%)
ANZ Natl Intl
 Bank Guaranteed
 08-07-09                            2.80               750,000(c,d,g)        748,589


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
BANKING (CONT.)
Bank of America
 Sr Unsecured
 02-17-09                            2.87%             $640,000(g)           $639,436
Bank of New York Mellon
 Sr Unsecured
 02-05-10                            3.18             3,000,000(g)          2,993,445
Citigroup
 Sr Unsecured
 06-09-09                            2.82               640,000(g)            633,590
Credit Suisse First Boston USA
 12-09-08                            2.81               640,000(g)            638,907
Rabobank Nederland
 Sr Nts
 01-15-09                            2.81               600,000(c,d,g)        599,642
Santander US Debt Unipersonal
 Bank Guaranteed
 09-19-08                            2.86               640,000(c,d,g)        639,567
US Bancorp
 Sr Unsecured
 02-04-10                            3.18             1,250,000(g)          1,245,363
Wachovia Mtge FSB
 Sr Unsecured
 03-02-09                            2.81               400,000(g)            399,837
Wachovia
 Sr Unsecured
 10-28-08                            2.85               640,000(g)            639,226
Washington Mutual
 Sr Unsecured
 01-15-10                            3.09               750,000(g)            653,156
                                                                      ---------------
Total                                                                       9,830,758
-------------------------------------------------------------------------------------


BROKERAGE (0.4%)
Bear Stearns Companies
 03-30-09                            2.89               750,000(g)            747,189
Lehman Brothers Holdings
 Sr Unsecured
 10-22-08                            2.88               640,000(g)            634,847
Merrill Lynch & Co
 08-22-08                            2.75               640,000(g)            639,498
Morgan Stanley
 Sr Unsecured
 02-09-09                            2.84               640,000(g)            637,059
                                                                      ---------------
Total                                                                       2,658,593
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (1.2%)
Caterpillar Financial Services
 Sr Unsecured
 10-28-08                            2.87             1,005,000(g)          1,004,680
 02-08-10                            3.21             2,000,000(g)          2,001,780
John Deere Capital
 Sr Unsecured
 01-18-11                            3.49             4,500,000(g)          4,500,945
                                                                      ---------------
Total                                                                       7,507,405
-------------------------------------------------------------------------------------


ELECTRIC (0.5%)
Dominion Resources
 Sr Unsecured Series B
 11-14-08                            2.86             3,000,000(g)          2,994,750
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.3%)
Diageo Capital
 11-10-08                            2.82             1,640,000(c,g)        1,639,757
-------------------------------------------------------------------------------------


HEALTH CARE (0.3%)
Cardinal Health
 Sr Unsecured
 10-02-09                            3.05             2,080,000(g)          2,046,316
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.4%)
UnitedHealth Group
 Sr Unsecured
 03-02-09                            2.76               750,000(g)            741,808
 06-21-10                            2.98             1,500,000(g)          1,448,617
                                                                      ---------------
Total                                                                       2,190,425
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (0.5%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                            3.18             3,000,000(g)          2,974,257
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.6%)
Lincoln Natl
 Sr Unsecured
 04-06-09                            2.90             2,275,000(g)          2,265,659
Pacific Life Global Funding
 11-13-08                            2.78               400,000(d,g)          400,021
Pricoa Global Funding I
 09-12-08                            2.80               640,000(d,g)          639,911
 12-15-09                            2.83               400,000(d,g)          395,493
                                                                      ---------------
Total                                                                       3,701,084
-------------------------------------------------------------------------------------


MEDIA CABLE (0.5%)
Comcast
 07-14-09                            3.09             2,920,000(g)          2,885,620
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (0.1%)
General Electric Capital
 Sr Unsecured
 12-01-08                            2.83               640,000(g)            640,044
-------------------------------------------------------------------------------------


RETAILERS (0.1%)
Home Depot
 Sr Unsecured
 12-16-09                            2.90               750,000(g)            734,648
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.1%)
ERAC USA Finance
 04-30-09                            3.05               825,000(d,g)          811,680
-------------------------------------------------------------------------------------


WIRELINES (0.6%)
BellSouth
 08-15-08                            2.78               750,000(g)            749,848
Telefonica Emisiones
 06-19-09                            3.10             3,190,000(c,g)        3,168,193
                                                                      ---------------
Total                                                                       3,918,041
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $81,210,516)                                                       $79,402,001
-------------------------------------------------------------------------------------





MONEY MARKET FUND (78.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.54%             487,605,472(h)       $487,605,472
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $487,605,472)                                                     $487,605,472
-------------------------------------------------------------------------------------





SHORT-TERM SECURITIES (5.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
U.S. GOVERNMENT AGENCIES (4.8%)
Federal Home Loan Bank Disc Nts
 11-06-08                            2.51%           $10,000,000           $9,933,180
Federal Home Loan Mtge Corp Disc Nts
 11-03-08                            2.50             10,000,000            9,935,240
Federal Natl Mtge Assn Disc Nts
 10-29-08                            2.39             10,000,000            9,941,410
                                                                      ---------------
Total                                                                      29,809,830
-------------------------------------------------------------------------------------


ASSET-BACKED (0.5%)
WhistleJacket Capital LLC
 11-20-08                            3.28              3,000,000(i)         2,856,000
-------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost: $32,837,944)                                                       $32,665,830
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $601,653,932)(j)                                                  $599,673,303
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 2008


                                             CURRENCY TO               CURRENCY TO            UNREALIZED        UNREALIZED
EXCHANGE DATE                               BE DELIVERED               BE RECEIVED           APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Aug. 27, 2008                                   147,905,000                 143,466,519       $4,622,208                $--
                                          Australian Dollar                 U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Aug. 27, 2008                                     3,816,000                   3,635,694           53,463                 --
                                          Australian Dollar                 U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Aug. 27, 2008                                     3,462,000                   3,299,286           49,369                 --
                                          Australian Dollar                 U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Aug. 27, 2008                                    29,192,000                  57,979,983          216,907                 --
                                              British Pound                 U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Aug. 27, 2008                                       586,000                   1,166,216            6,681                 --
                                              British Pound                 U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Aug. 27, 2008                                   113,687,000                  85,863,244        2,746,096                 --
                                         New Zealand Dollar                 U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Aug. 27, 2008                                     3,408,000                   2,521,818           30,212                 --
                                         New Zealand Dollar                 U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Aug. 27, 2008                                     2,523,000                   1,869,064           24,485                 --
                                         New Zealand Dollar                 U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Aug. 27, 2008                                    86,564,131                  86,900,000               --         (1,714,103)
                                                U.S. Dollar             Canadian Dollar
---------------------------------------------------------------------------------------------------------------------------
Aug. 27, 2008                                     2,090,510                   2,136,000               --             (4,899)
                                                U.S. Dollar             Canadian Dollar
---------------------------------------------------------------------------------------------------------------------------
Aug. 27, 2008                                     2,040,338                   2,088,000               --             (1,594)
                                                U.S. Dollar             Canadian Dollar
---------------------------------------------------------------------------------------------------------------------------
Aug. 27, 2008                                    58,015,169                  36,922,000               --           (493,047)
                                                U.S. Dollar      European Monetary Unit
---------------------------------------------------------------------------------------------------------------------------
Aug. 27, 2008                                     1,245,016                     792,000               --            (11,130)
                                                U.S. Dollar      European Monetary Unit
---------------------------------------------------------------------------------------------------------------------------
Aug. 27, 2008                                   143,899,280                 733,210,000               --         (1,094,181)
                                                U.S. Dollar             Norwegian Krone
---------------------------------------------------------------------------------------------------------------------------
Aug. 27, 2008                                     2,574,627                  13,261,000            8,178                 --
                                                U.S. Dollar             Norwegian Krone
---------------------------------------------------------------------------------------------------------------------------
Aug. 27, 2008                                     3,041,256                  15,650,000            6,847                 --
                                                U.S. Dollar             Norwegian Krone
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                         $7,764,446        $(3,318,954)
---------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2008.

(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2008.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At July 31, 2008, the value of foreign securities represented 1.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of these securities amounted to $14,195,167 or 2.3% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

FGIC  --   Financial Guaranty Insurance Company
MBIA  --   MBIA Insurance Corporation


(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2008.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2008.


--------------------------------------------------------------------------------
3 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

(i) Denotes investments in structured investment vehicles ("SIVs"). In 2007 "SIVs" generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. As of July 31, 2008, the Fund's only remaining SIV position was WhistleJacket Capital LLC (WJC). As of July 31, 2008, the Fund valued WJC at $2.9 million, representing 0.5% of net assets.

     WJC breached a financial covenant on Feb. 11, 2008 relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This resulted in the appointment of receivers on Feb. 12, 2008. On Feb. 15, 2008, the receivers declared WJC to be insolvent. The Fund's holding in WJC is in default as of its Feb. 25, 2008 ($3 million) maturity date. The receivers are currently developing a restructuring plan which will likely result in the Fund receiving less than full principal on its investment. Accordingly, this holding has been determined to be illiquid. As of Sept. 18, 2008 the remaining position of WJC has been fair valued at $2.8 million.

     With the exception of Cheyne Finance (Cheyne), all other SIVs held by the Fund during the nine month period ended July 31, 2008 have matured. All interest and principal payments were received on a timely basis as follows:

                                                           PRINCIPAL
                                     MATURITY DATE      ($ IN MILLIONS)
-----------------------------------------------------------------------
Cullinan Finance                       11/21/2007              $4
Sigma Finance                          11/29/2007             3.5


     Cheyne breached a financial covenant on Aug. 28, 2007 relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This led to the appointment of receivers on Sept. 4, 2007. On Oct. 17, 2007, the receivers declared Cheyne to be insolvent and the holding was determined to be illiquid. The Fund's holdings in Cheyne defaulted as of their respective maturity dates, Nov. 20, 2007 ($2 million) and Dec. 11, 2007 ($2 million). On April 17, 2008, the Fund received a partial payment from Cheyne of $0.7 million, reducing the outstanding principal to $3.3 million. On July 24, 2008, the Fund elected to receive cash in the amount of $1.8 million as one of the available options in accordance with the plan of liquidation of the Cheyne obligations. This resulted in a realized loss of $1.5 million on the position.

(j) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $601,654,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                          $25,000
Unrealized depreciation                                                       (2,006,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                  $(1,981,000)
----------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     RIVERSOURCE EMERGING MARKETS BOND FUND

                                AT JULY 31, 2008



JULY 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (87.7%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ARGENTINA (3.5%)
Alto Palermo
 Sr Unsecured
 05-11-17                             7.88%              $500,000(d)         $341,555
Banco Hipotecario
 Sr Unsecured
 04-27-16                             9.75                975,000(d)          667,875
Industrias Metalurgicas Pescarmona
 Sr Unsecured
 10-22-14                            11.25              1,750,000(d)        1,518,125
Republic of Argentina
 09-12-13                             7.00              2,800,000           2,152,500
Republic of Argentina
 Sr Unsecured
 12-15-35                             5.00             11,950,000(b)        1,147,200
                                                                      ---------------
Total                                                                       5,827,255
-------------------------------------------------------------------------------------


BRAZIL (10.4%)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                             6.37              4,550,000(d)        4,584,125
Bertin Ltda
 Sr Unsecured
 10-05-16                            10.25                580,000(d)          606,100
Federative Republic of Brazil
 01-20-34                             8.25              1,200,000           1,476,000
 01-20-37                             7.13                800,000             882,000
Federative Republic of Brazil
 Sr Unsecured
 01-17-17                             6.00              2,600,000           2,655,900
 10-14-19                             8.88              1,438,000           1,780,244
Marfrig Overseas
 11-16-16                             9.63              1,130,000(d)        1,089,037
Merrill Lynch & Co
 (Brazilian Real) Sr Unsecured
 03-08-17                            10.71              3,700,000           1,867,732
Morgan Stanley
 (Brazilian Real) Sr Unsecured
 05-03-17                            10.09              4,850,000(d)        2,262,300
                                                                      ---------------
Total                                                                      17,203,438
-------------------------------------------------------------------------------------


CAYMAN ISLANDS (1.4%)
EEB Intl
 10-31-14                             8.75                550,000(d)          580,250
Peru Enhanced Pass-Thru
 Sr Secured Zero Coupon
 05-31-18                             3.84              1,067,090(d,g)        706,947
TGI Intl
 10-03-17                             9.50                900,000(d)          960,750
                                                                      ---------------
Total                                                                       2,247,947
-------------------------------------------------------------------------------------


COLOMBIA (4.9%)
Republic of Colombia
 01-27-17                             7.38                800,000             876,000
 09-18-37                             7.38              4,150,000           4,533,875
Republic of Colombia
 (Colombian Peso)
 10-22-15                            12.00          2,918,000,000           1,636,816
 06-28-27                             9.85            966,000,000             455,113
Santa Fe de Bogota
 (Colombian Peso)
 Sr Unsecured
 07-26-28                             9.75          1,377,000,000(d)          611,627
                                                                      ---------------
Total                                                                       8,113,431
-------------------------------------------------------------------------------------


DOMINICAN REPUBLIC (1.7%)
Aes Dominicana Energia Finance
 12-13-15                            11.00              1,050,000(d)        1,008,000
Cerveceria Nacional Dominicana
 03-27-12                            16.00              1,450,000(d)        1,349,370
EGE Haina Finance
 04-26-17                             9.50                450,000(d)          429,750
                                                                      ---------------
Total                                                                       2,787,120
-------------------------------------------------------------------------------------


ECUADOR (0.5%)
Republic of Ecuador
 08-15-30                            10.00                900,000(d)          828,000
-------------------------------------------------------------------------------------


EL SALVADOR (1.3%)
Republic of El Salvador
 06-15-35                             7.65              2,210,000(d)        2,161,380
-------------------------------------------------------------------------------------


INDONESIA (7.3%)
Govt of Indonesia
 (Indonesian Rupiah)
 10-15-14                            11.00          6,000,000,000            $641,995
 07-15-17                            10.00         13,000,000,000           1,294,561
 07-15-22                            10.25         25,200,000,000           2,390,130
Republic of Indonesia
 Sr Unsecured
 01-17-18                             6.88              2,100,000(d)        2,079,000
 10-12-35                             8.50              1,000,000(d)        1,075,000
 02-17-37                             6.63              1,950,000(d)        1,703,813
 01-17-38                             7.75              2,900,000(d)        2,874,625
                                                                      ---------------
Total                                                                      12,059,124
-------------------------------------------------------------------------------------


JAMAICA (0.9%)
Govt of Jamaica
 06-24-19                             8.00              1,600,000           1,508,000
-------------------------------------------------------------------------------------


KAZAKHSTAN (2.2%)
Kazkommerts Intl
 11-03-15                             8.00                450,000(d)          344,250
KazMunaiGaz Finance
 07-02-18                             9.13              2,300,000(d)        2,328,865
Temir Capital for JSC TemirBank
 05-21-14                             9.50                850,000(d)          905,855
                                                                      ---------------
Total                                                                       3,578,970
-------------------------------------------------------------------------------------


LUXEMBOURG (5.7%)
Gaz Capital
 08-16-37                             7.29              2,850,000(d)        2,536,500
Gaz Capital
 Sr Unsecured
 11-22-16                             6.21              3,550,000(d)        3,260,675
MHP
 11-30-11                            10.25              1,250,000(d)        1,226,563
TNK-BP Finance
 07-18-16                             7.50                400,000(d)          369,500
 03-20-17                             6.63                800,000(d)          685,000
 03-13-18                             7.88              1,525,000(d)        1,418,250
                                                                      ---------------
Total                                                                       9,496,488
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


MEXICO (10.4%)
Controladora Comerical Mexicana
 (Mexican Peso)
 03-30-27                             8.70%            31,700,000(d)       $2,796,598
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-20-12                             9.00              6,600,000             660,270
 12-18-14                             9.50              9,500,000             973,737
Pemex Project Funding Master Trust
 03-01-18                             5.75              5,400,000(d)        5,256,900
 06-15-35                             6.63              4,304,000           4,208,025
 06-15-38                             6.63              1,500,000(d)        1,468,230
Vitro
 02-01-17                             9.13              2,620,000           1,945,350
                                                                      ---------------
Total                                                                      17,309,110
-------------------------------------------------------------------------------------


NETHERLANDS (2.0%)
Intergas Finance
 05-14-17                             6.38                300,000(d)          256,462
Majapahit Holding
 10-17-16                             7.75              1,600,000(d)        1,488,000
 06-28-17                             7.25              1,450,000(d)        1,383,373
 06-29-37                             7.88                200,000(d)          163,876
                                                                      ---------------
Total                                                                       3,291,711
-------------------------------------------------------------------------------------


PANAMA (0.9%)
Republic of Panama
 Sr Unsecured
 01-26-36                             6.70              1,500,000           1,526,250
-------------------------------------------------------------------------------------


PERU (3.4%)
Banco de Credito del Peru
 Sub Nts
 11-07-21                             6.95                800,000(d,f)        826,768
Republic of Peru
 Sr Unsecured
 02-06-15                             9.88              1,800,000           2,227,500
 03-14-37                             6.55              2,500,000           2,590,000
                                                                      ---------------
Total                                                                       5,644,268
-------------------------------------------------------------------------------------


PHILIPPINE ISLANDS (4.9%)
Natl Power
 11-02-16                             6.88                900,000(d)          885,780
Republic of Philippines
 01-15-16                             8.00              1,250,000           1,381,250
 01-15-19                             9.88                250,000             313,445
 10-21-24                             9.50                921,000           1,135,133
 01-14-31                             7.75              4,006,000           4,386,570
                                                                      ---------------
Total                                                                       8,102,178
-------------------------------------------------------------------------------------


RUSSIA (4.6%)
Alfa MTN Markets/ABH Financial
 06-25-12                             8.20               $850,000(d)         $821,313
Gazstream
 07-22-13                             5.63                602,066(d)          596,166
RSHB Capital for Russian Agricultural Bank
 05-29-18                             7.75                500,000(d)          483,050
Russian Federation
 03-31-30                             7.50              2,227,085(d)        2,502,687
Russian Standard Finance
 Sr Unsub
 05-05-11                             8.63              1,350,000(d)        1,242,000
TransCapitalInvest for Transneft
 Secured
 08-07-18                             8.70              2,000,000(d,j)      2,000,000
                                                                      ---------------
Total                                                                       7,645,216
-------------------------------------------------------------------------------------


TURKEY (7.8%)
Republic of Turkey
 03-15-15                             7.25              2,000,000           2,070,000
 04-03-18                             6.75              2,000,000           1,970,000
 06-05-20                             7.00              1,000,000             967,500
 02-05-25                             7.38                400,000             398,500
 02-14-34                             8.00              1,720,000           1,803,850
 03-17-36                             6.88              6,200,000           5,696,249
                                                                      ---------------
Total                                                                      12,906,099
-------------------------------------------------------------------------------------


UKRAINE (0.8%)
Credit Suisse First Boston Intl for
 Ex-Im Bank of Ukraine
 Secured
 02-09-16                             8.40                300,000             267,600
Govt of Ukraine
 06-26-12                             6.39              1,050,000(d)          989,625
                                                                      ---------------
Total                                                                       1,257,225
-------------------------------------------------------------------------------------


UNITED KINGDOM (1.5%)
UK SPV Credit Finance for
 JSC Commercial Bank Privatbank
 02-06-12                             8.00                700,000(d)          651,447
Vedanta Resources
 Sr Unsecured
 07-18-18                             9.50              1,900,000(d)        1,878,017
                                                                      ---------------
Total                                                                       2,529,464
-------------------------------------------------------------------------------------


URUGUAY (3.3%)
Republic of Uruguay
 Pay-in-kind
 01-15-33                             7.88                    500(e)              509
Republica Orient Uruguay
 (Uruguay Peso)
 04-05-27                             4.25             75,536,440(h)        3,940,799
 06-26-37                             3.70             15,417,191(h)          719,014
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                             7.63                883,939             879,519
                                                                      ---------------
Total                                                                       5,539,841
-------------------------------------------------------------------------------------


VENEZUELA (8.4%)
Petroleos de Venezuela
 04-12-17                             5.25              7,000,000           4,665,500
Republic of Venezuela
 02-26-16                             5.75              3,930,000           2,976,975
 12-09-20                             6.00                200,000             135,000
 05-07-23                             9.00              2,950,000           2,504,550
 05-07-28                             9.25                800,000             676,000
 03-31-38                             7.00              1,000,000             667,500
Republic of Venezuela
 Sr Unsecured
 10-08-14                             8.50              2,194,000           2,018,480
 01-13-34                             9.38                231,000             198,429
                                                                      ---------------
Total                                                                      13,842,434
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $150,317,944)                                                     $145,404,949
-------------------------------------------------------------------------------------





MONEY MARKET FUND (8.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.54%              14,458,995(i)        $14,458,995
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $14,458,995)                                                       $14,458,995
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $164,776,939)(k)                                                  $159,863,944
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2008.

(b) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the GDP level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP' an interest payment is made equal to 0.012225 of the difference.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of these securities amounted to $66,203,379 or 39.9% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2008.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.


--------------------------------------------------------------------------------
2 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

(h) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2008.

(j) At July 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,000,000.

(k) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $164,777,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $1,552,000
Unrealized depreciation                                                      (6,465,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(4,913,000)
---------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                          RIVERSOURCE GLOBAL BOND FUND

                                AT JULY 31, 2008



JULY 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (94.9%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ARGENTINA (0.1%)
Republic of Argentina
 09-12-13                               7.00%            $748,000            $575,025
 04-17-17                               7.00              300,000             205,283
Republic of Argentina
 Sr Unsecured
 12-15-35                               0.00            2,900,000(g)          278,400
                                                                      ---------------
Total                                                                       1,058,708
-------------------------------------------------------------------------------------


AUSTRALIA (1.3%)
Commonwealth Bank of Australia
 (European Monetary Unit) Sr Unsub
 11-12-09                               3.38              745,000           1,132,666
New South Wales Treasury
 (Australian Dollar)
 05-01-12                               6.00           10,265,000           9,404,019
Telstra
 Sr Unsub
 04-01-12                               6.38              500,000             516,384
                                                                      ---------------
Total                                                                      11,053,069
-------------------------------------------------------------------------------------


AUSTRIA (1.0%)
Republic of Austria
 (European Monetary Unit)
 01-15-10                               5.50            5,200,000           8,228,852
-------------------------------------------------------------------------------------


BELGIUM (2.0%)
Fortis Bank
 (European Monetary Unit) Sr Unsecured
 05-30-14                               4.50              420,000             611,677
Kingdom of Belgium
 (European Monetary Unit)
 03-28-10                               3.00           10,745,000          16,390,444
                                                                      ---------------
Total                                                                      17,002,121
-------------------------------------------------------------------------------------


BRAZIL (0.1%)
Federative Republic of Brazil
 01-15-18                               8.00              699,000             780,084
-------------------------------------------------------------------------------------


CANADA (3.8%)
Canadian Natl Railway
 Sr Unsecured
 05-15-18                               5.55              390,000             380,464
Canadian Natural Resources
 Sr Unsecured
 02-01-39                               6.75              310,000             308,444
Canadian Pacific Railway
 (Canadian Dollar)
 06-15-10                               4.90              380,000(d)          371,834
EnCana
 Sr Unsecured
 11-01-11                               6.30            1,940,000           1,983,943
Molson Coors Capital Finance
 09-22-10                               4.85            1,000,000           1,002,953
Petro-Canada
 Sr Unsecured
 05-15-38                               6.80            2,680,000           2,594,709
Province of British Columbia
 (Canadian Dollar)
 08-23-10                               6.38            6,090,000           6,300,714
Province of Ontario
 (Canadian Dollar)
 03-08-14                               5.00            7,260,000           7,473,537
Province of Quebec
 (Canadian Dollar)
 12-01-17                               4.50            2,050,000           2,019,642
TELUS
 Sr Unsecured
 06-01-11                               8.00            6,480,000           6,902,088
Thomson Reuters
 10-01-14                               5.70            2,465,000           2,422,094
 07-15-18                               6.50              150,000             150,199
                                                                      ---------------
Total                                                                      31,910,621
-------------------------------------------------------------------------------------


COLOMBIA (0.1%)
Republic of Colombia
 01-27-17                               7.38              380,000             416,100
 09-18-37                               7.38              320,000             349,600
                                                                      ---------------
Total                                                                         765,700
-------------------------------------------------------------------------------------


CZECH REPUBLIC (0.6%)
Czech Republic
 (Czech Koruna)
 10-18-10                               2.55           39,360,000           2,485,095
 06-16-13                               3.70           36,500,000           2,331,055
                                                                      ---------------
Total                                                                       4,816,150
-------------------------------------------------------------------------------------


DENMARK (0.6%)
Danske Bank
 (European Monetary Unit) Sr Nts
 03-16-10                               5.01              750,000(e)        1,165,606
Nykredit Realkredit
 (Danish Krone)
 10-01-28                               5.00           19,057,174           3,749,671
                                                                      ---------------
Total                                                                       4,915,277
-------------------------------------------------------------------------------------


FRANCE (4.7%)
BNP Paribas
 (European Monetary Unit) Sr Unsub
 10-20-08                               4.96              750,000(e)        1,168,593
Compagnie de Financement Foncier
 (European Monetary Unit)
 01-29-09                               2.38            1,850,000           2,848,843
Electricite de France
 (European Monetary Unit)
 02-05-18                               5.00              750,000           1,144,530
France Telecom
 (European Monetary Unit) Sr Unsub
 02-21-17                               4.75            1,905,000           2,758,399
Govt of France
 (European Monetary Unit)
 04-25-12                               5.00            5,920,000           9,420,861
 04-25-13                               4.00           11,480,000          17,618,510
 10-25-16                               5.00            2,575,000           4,152,578
Societe Generale
 (European Monetary Unit) Sr Unsecured
 11-28-08                               4.88              750,000(e)        1,168,476
                                                                      ---------------
Total                                                                      40,280,790
-------------------------------------------------------------------------------------


GERMANY (9.8%)
Bayerische Landesbank
 (Japanese Yen) Sr Nts
 04-22-13                               1.40          300,000,000           2,797,075
Bundesobligation
 (European Monetary Unit)
 04-13-12                               4.00            4,700,000           7,264,394
Bundesrepublik Deutschland
 (European Monetary Unit)
 07-04-10                               5.25            7,690,000          12,198,711
 07-04-27                               6.50            9,200,000          17,528,025
 07-04-28                               4.75            3,915,000           6,134,985
 07-04-34                               4.75            8,115,000          12,735,058
Bundesschatzanweisungen
 (European Monetary Unit)
 09-12-08                               3.50            4,390,000           6,838,781


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GERMANY (CONT.)
COREALCREDIT BANK
 (European Monetary Unit) Series 501
 09-02-09                               5.00%          $1,800,000(d)       $2,803,608
DEPFA Deutsche Pfandbriefbank
 (European Monetary Unit) Series G6
 01-15-10                               5.50            2,475,000           3,898,582
Deutsche Bank
 (European Monetary Unit) Sr Unsub
 07-28-09                               4.25              700,000           1,083,639
KfW
 (British Pound)
 12-07-15                               5.50            3,020,000           6,037,552
Rheinische Hypothekenbank
 (European Monetary Unit) Series 803
 07-05-10                               5.75            2,555,000(d)        4,052,085
                                                                      ---------------
Total                                                                      83,372,495
-------------------------------------------------------------------------------------


GREECE (0.9%)
Hellenic Republic
 (European Monetary Unit) Sr Unsub
 10-22-22                               5.90            4,650,000           7,853,265
-------------------------------------------------------------------------------------


INDONESIA (0.4%)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25       29,044,000,000           2,754,681
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88              550,000(d)          544,500
 10-12-35                               8.50              190,000(d)          204,250
                                                                      ---------------
Total                                                                       3,503,431
-------------------------------------------------------------------------------------


ITALY (3.8%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 01-15-10                               3.00            6,250,000           9,551,211
 08-01-15                               3.75            2,400,000           3,531,373
 02-01-19                               4.25            2,610,000           3,873,871
 11-01-26                               7.25            3,636,283           7,104,871
 11-01-27                               6.50            1,500,000           2,732,875
Telecom Italia Capital
 11-15-13                               5.25            5,960,000           5,625,149
                                                                      ---------------
Total                                                                      32,419,350
-------------------------------------------------------------------------------------


JAPAN (10.1%)
Development Bank of Japan
 (Japanese Yen)
 06-20-12                               1.40          582,000,000           5,453,930
Govt of Japan CPI Linked
 (Japanese Yen)
 12-10-17                               1.20          797,900,000(i)        7,386,593
Govt of Japan
 (Japanese Yen)
 09-20-10                               0.80          755,000,000           7,006,831
 06-20-12                               1.40          824,000,000           7,749,564
 12-20-12                               1.00        1,540,000,000          14,233,380
 12-20-14                               1.30          418,000,000           3,894,692
 09-20-17                               1.70        1,825,000,000          17,259,377
 12-20-22                               1.40          696,000,000           6,014,174
 12-20-26                               2.10        1,454,000,000          13,305,475
 12-20-34                               2.40          398,000,000           3,692,081
                                                                      ---------------
Total                                                                      85,996,097
-------------------------------------------------------------------------------------


JERSEY (0.3%)
ASIF III Jersey
 (European Monetary Unit) Sr Secured
 11-25-08                               5.01            1,100,000(e)        1,708,719
ASIF III Jersey
 (Japanese Yen) Sr Secured
 07-15-09                               0.95          130,000,000           1,200,994
                                                                      ---------------
Total                                                                       2,909,713
-------------------------------------------------------------------------------------


LUXEMBOURG (0.3%)
Gaz Capital
 08-16-37                               7.29              230,000(d)          204,700
Tyco Electronics Group
 01-15-14                               5.95            2,005,000           1,988,078
                                                                      ---------------
Total                                                                       2,192,778
-------------------------------------------------------------------------------------


MALAYSIA (0.2%)
Petronas Capital
 05-22-12                               7.00            1,500,000(d)        1,615,161
-------------------------------------------------------------------------------------


MEXICO (1.3%)
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-20-12                               9.00           41,460,000           4,147,694
 12-17-15                               8.00           65,440,000           6,196,181
United Mexican States
 Sr Unsecured
 09-27-34                               6.75              270,000             290,385
                                                                      ---------------
Total                                                                      10,634,260
-------------------------------------------------------------------------------------


NETHERLANDS (4.8%)
BMW Finance
 (European Monetary Unit)
 01-22-14                               4.25            1,175,000           1,730,133
Deutsche Telekom Intl Finance
 (European Monetary Unit)
 01-19-15                               4.00            2,085,000           2,973,609
Govt of Netherlands
 (European Monetary Unit)
 07-15-12                               5.00            6,575,000          10,484,021
 07-15-13                               4.25           12,990,000          20,166,492
ING Groep
 (European Monetary Unit) Sr Unsecured
 05-31-17                               4.75            1,205,000           1,764,315
Rabobank Nederland
 (European Monetary Unit) Sr Unsub
 04-04-12                               4.13            1,000,000           1,510,689
Telefonica Europe
 09-15-10                               7.75            2,010,000           2,115,581
                                                                      ---------------
Total                                                                      40,744,840
-------------------------------------------------------------------------------------


NEW ZEALAND (0.7%)
Govt of New Zealand
 (New Zealand Dollar)
 04-15-13                               6.50            8,470,000           6,313,269
-------------------------------------------------------------------------------------


NORWAY (1.0%)
Govt of Norway
 (Norwegian Krone)
 05-16-11                               6.00           41,300,000           8,256,847
-------------------------------------------------------------------------------------


PHILIPPINE ISLANDS (0.1%)
Republic of Philippines
 01-15-19                               9.88              150,000             188,067
 01-14-31                               7.75              440,000             481,800
                                                                      ---------------
Total                                                                         669,867
-------------------------------------------------------------------------------------


POLAND (1.9%)
Govt of Poland
 (Polish Zloty)
 03-24-10                               5.75           32,630,000          15,718,175
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.2%)
Republic of South Africa
 (South African Rand)
 08-31-10                              13.00           14,107,500           2,018,766
-------------------------------------------------------------------------------------


SOUTH KOREA (0.2%)
Korea Development Bank
 (Japanese Yen) Series 23BR
 06-28-10                               0.87          200,000,000           1,835,936
-------------------------------------------------------------------------------------


SPAIN (3.3%)
AyT Cedulas Cajas Global
 (European Monetary Unit) Series 8
 06-14-18                               4.25            1,500,000           2,075,267
Caja de Ahorros y Monte de Piedad de Madrid
 (European Monetary Unit)
 03-25-11                               3.50            2,900,000           4,328,431
Govt of Spain
 (European Monetary Unit)
 07-30-09                               5.15            6,250,000           9,807,198
 07-30-17                               5.50            4,650,000           7,689,719
Instituto de Credito Oficial
 (European Monetary Unit)
 06-30-09                               3.50            1,500,000           2,304,464
Santander Intl Debt
 (European Monetary Unit)
 04-11-11                               5.13            1,200,000           1,856,811
                                                                      ---------------
Total                                                                      28,061,890
-------------------------------------------------------------------------------------


SUPRA-NATIONAL (0.8%)
European Investment Bank
 (British Pound) Sr Unsecured
 12-07-08                               6.25              385,000             763,758
 12-07-11                               5.50            3,080,000           6,121,741
                                                                      ---------------
Total                                                                       6,885,499
-------------------------------------------------------------------------------------


SWEDEN (0.8%)
Govt of Sweden
 (Swedish Krona)
 01-28-09                               5.00           18,950,000           3,137,202
 03-15-11                               5.25           21,660,000           3,642,026
                                                                      ---------------
Total                                                                       6,779,228
-------------------------------------------------------------------------------------


TUNISIA (0.2%)
Banque Centrale de Tunisie
 (Japanese Yen)
 08-02-10                               3.30          190,000,000           1,806,326
-------------------------------------------------------------------------------------


TURKEY (0.1%)
Republic of Turkey
 04-03-18                               6.75              150,000             147,750
 03-17-36                               6.88              540,000             496,125
                                                                      ---------------
Total                                                                         643,875
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


UKRAINE (0.1%)
Govt of Ukraine
 Sr Unsecured
 11-14-17                               6.75%            $480,000(d)         $426,240
-------------------------------------------------------------------------------------


UNITED KINGDOM (6.1%)
Abbey Natl Treasury Services
 (European Monetary Unit)
 05-27-09                               4.98              850,000(e)        1,324,033
Bank of Scotland
 (European Monetary Unit)
 02-12-09                               3.50            1,900,000           2,929,229
British Sky Broadcasting Group
 02-15-18                               6.10            2,590,000(d)        2,520,596
BT Group
 Sr Unsecured
 12-15-10                               8.63              550,000             590,786
SABMiller
 01-15-14                               5.70            1,275,000(d)        1,264,188
United Kingdom Treasury
 (British Pound)
 03-07-12                               5.00            7,830,000          15,636,720
 09-07-14                               5.00            9,230,000          18,542,326
 09-07-15                               4.75            1,400,000           2,773,055
 03-07-18                               5.00            2,870,000           5,776,749
                                                                      ---------------
Total                                                                      51,357,682
-------------------------------------------------------------------------------------


UNITED STATES (33.0%)
Airgas
 10-01-18                               7.13              620,000(d)          621,550
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49            1,025,000(j)        1,017,313
Anadarko Petroleum
 Sr Unsecured
 09-15-16                               5.95              970,000             966,233
AT&T
 Sr Unsecured
 01-15-38                               6.30            3,655,000           3,443,228
 05-15-38                               6.40              230,000             219,540
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                               5.45            2,075,000(f)        1,971,332
Bank of America
 Sr Unsecured
 05-01-18                               5.65            4,210,000           3,934,286
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00              332,744(f)          327,117
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                               5.47            1,050,000(f)          970,022
Berkshire Hathaway Finance
 05-15-18                               5.40              920,000(d)          911,021
Brandywine Operating Partnership LP
 05-01-17                               5.70              315,000             261,620
Cadbury Schweppes US Finance LLC
 10-01-08                               3.88            2,545,000(d)        2,543,761
California State Teachers' Retirement System Trust
 Series 2002-C6 Cl A3
 11-20-14                               4.46            1,772,626(d,f)      1,794,393
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
 07-15-20                               5.75              400,000             389,248
Cardinal Health
 Sr Unsecured
 06-15-13                               5.50              545,000             544,624
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75              250,000             258,795
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43            1,700,000(f)        1,581,895
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                               5.89            1,900,000(f)        1,764,461
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-7 Cl 2A3A
 09-25-35                               5.18            3,873,615(f,k)      3,482,899
Citigroup
 (European Monetary Unit) Sr Unsecured
 05-21-10                               3.88              590,000             886,519
Citigroup
 Sr Unsecured
 05-15-18                               6.13            3,675,000           3,517,394
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2007-CD4 Cl A4
 12-11-49                               5.32            3,000,000(f)        2,713,779
Clorox
 Sr Unsecured
 10-15-12                               5.45            1,180,000           1,177,121
 03-01-13                               5.00            1,565,000           1,528,520
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80            1,570,000           1,603,045
Comcast
 03-15-16                               5.90            1,305,000           1,275,177
 03-15-37                               6.45            2,460,000           2,252,302
 05-15-38                               6.40              850,000             773,109
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               2.77              400,000(d,e,f)      386,052
Communications & Power Inds
 02-01-12                               8.00               15,000              14,438
Cott Beverages USA
 12-15-11                               8.00              280,000             246,400
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
 12-25-35                               5.50            1,428,042(f)        1,345,164
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50              779,243(f)          750,192
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00            1,454,158(f)        1,354,448
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30              460,000             430,726
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                               5.04              849,999(d,j)        810,745
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                               5.91              950,000(f)          882,634
Credit Suisse New York
 Sub Nts
 02-15-18                               6.00              590,000             568,087
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60              600,000(f)          571,945
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82              981,745(f)          948,803
CSC Holdings
 Sr Unsecured Series B
 07-15-09                               8.13              166,000             167,660
CSX
 Sr Unsecured
 03-15-13                               5.75            2,295,000           2,229,836
 04-01-15                               6.25            1,000,000             968,926
DIRECTV Holdings LLC/Financing
 05-15-16                               7.63              765,000(d)          759,263
Dr Pepper Snapple Group
 Sr Nts
 05-01-18                               6.82              590,000(d)          593,246
DRS Technologies
 11-01-13                               6.88               40,000              40,200
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            1,600,000(d,j)      1,302,319
EchoStar DBS
 10-01-13                               7.00               40,000              38,000
 02-01-16                               7.13               80,000              73,800
Erac USA Finance
 10-15-17                               6.38            2,395,000(d)        2,077,232
ERP Operating LP
 Sr Unsecured
 06-15-17                               5.75              485,000             435,709
Exelon
 Sr Unsecured
 06-15-10                               4.45            1,000,000             993,085
Federal Home Loan Mtge Corp
 05-28-10                               2.38            6,400,000           6,315,213
Federal Home Loan Mtge Corp #A11799
 08-01-33                               6.50              198,350(f)          205,003
Federal Home Loan Mtge Corp #A15881
 11-01-33                               5.00            1,119,911(f)        1,072,057
Federal Home Loan Mtge Corp #E91486
 09-01-17                               6.50              180,133(f)          186,916
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00              533,859(f)          529,772
Federal Home Loan Mtge Corp #G01535
 04-01-33                               6.00            1,364,433(f)        1,386,387
Federal Natl Mtge Assn
 10-15-14                               4.63           10,230,000          10,426,139
 11-15-30                               6.63            3,350,000           3,980,276
Federal Natl Mtge Assn #254686
 04-01-18                               5.50            1,252,801(f)        1,266,479
Federal Natl Mtge Assn #254722
 05-01-18                               5.50              649,928(f)          657,024
Federal Natl Mtge Assn #357850
 07-01-35                               5.50            3,012,565(f,l)      2,957,931
Federal Natl Mtge Assn #360800
 01-01-09                               5.74            1,112,273(f)        1,119,690


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Federal Natl Mtge Assn #545874
 08-01-32                               6.50%            $211,874(f)         $220,259
Federal Natl Mtge Assn #555528
 04-01-33                               6.00              965,990(f)          976,827
Federal Natl Mtge Assn #555734
 07-01-23                               5.00              825,120(f)          800,096
Federal Natl Mtge Assn #555740
 08-01-18                               4.50            1,168,128(f)        1,141,936
Federal Natl Mtge Assn #555851
 01-01-33                               6.50            1,110,396(f)        1,149,028
Federal Natl Mtge Assn #575487
 04-01-17                               6.50              513,162(f)          537,485
Federal Natl Mtge Assn #621581
 12-01-31                               6.50              249,713(f)          260,469
Federal Natl Mtge Assn #633966
 03-01-17                               6.00              122,079(f)          125,112
Federal Natl Mtge Assn #634749
 03-01-17                               5.50              567,585(f)          575,631
Federal Natl Mtge Assn #640996
 05-01-32                               7.50              444,740(f)          476,964
Federal Natl Mtge Assn #643381
 06-01-17                               6.00              285,250(f)          292,337
Federal Natl Mtge Assn #645053
 05-01-32                               7.00              720,217(f)          759,261
Federal Natl Mtge Assn #646147
 06-01-32                               7.00              340,868(f)          361,961
Federal Natl Mtge Assn #652284
 08-01-32                               6.50              349,171(f)          361,101
Federal Natl Mtge Assn #653145
 07-01-17                               6.00              198,191(f)          203,408
Federal Natl Mtge Assn #653730
 09-01-32                               6.50              164,101(f)          170,590
Federal Natl Mtge Assn #655589
 08-01-32                               6.50            1,317,928(f)        1,374,245
Federal Natl Mtge Assn #666424
 08-01-32                               6.50              234,822(f)          242,846
Federal Natl Mtge Assn #670461
 11-01-32                               7.50              167,772(f)          179,928
Federal Natl Mtge Assn #677333
 01-01-33                               6.00            3,708,546(f)        3,750,151
Federal Natl Mtge Assn #688034
 03-01-33                               5.50              456,579(f)          450,327
Federal Natl Mtge Assn #688691
 03-01-33                               5.50              712,254(f)          701,229
Federal Natl Mtge Assn #711503
 06-01-33                               5.50              938,460(f)          927,891
Federal Natl Mtge Assn #725594
 07-01-34                               5.50            4,015,724(f,l)      3,947,289
Federal Natl Mtge Assn #735029
 09-01-13                               5.32              627,954(f)          634,648
Federal Natl Mtge Assn #741850
 09-01-33                               5.50            1,702,827(f)        1,676,469
Federal Natl Mtge Assn #753507
 12-01-18                               5.00            2,045,795(f)        2,033,201
Federal Natl Mtge Assn #755498
 11-01-18                               5.50              986,478(f)          997,896
Federal Natl Mtge Assn #756236
 01-01-34                               6.00            3,618,151(f,l)      3,667,000
Federal Natl Mtge Assn #756788
 11-01-33                               6.50              217,246(f)          224,891
Federal Natl Mtge Assn #759336
 01-01-34                               6.00            3,516,726(f)        3,567,137
Federal Natl Mtge Assn #765946
 02-01-34                               5.50            3,608,692(f)        3,552,832
Federal Natl Mtge Assn #845229
 11-01-35                               5.50            1,593,078(f)        1,564,186
Federal Natl Mtge Assn #869867
 04-01-21                               5.50            1,454,783(f)        1,462,028
Federal Natl Mtge Assn #886292
 07-01-36                               7.00            3,308,477(f,l)      3,481,223
Federal Natl Mtge Assn #888174
 06-01-35                               5.50            9,628,510(f)        9,464,425
Federal Natl Mtge Assn #897248
 11-01-36                               6.00            4,189,203(f)        4,214,600
Federal Natl Mtge Assn #928019
 01-01-37                               5.50            2,144,855(f)        2,102,941
Federal Natl Mtge Assn #928831
 10-01-37                               6.00            2,598,639(f)        2,613,435
Federal Natl Mtge Assn #948012
 11-01-37                               6.00            5,094,434(f,l)      5,123,441
FedEx
 04-01-09                               3.50              720,000             718,171
Frontier Communications
 Sr Unsecured
 01-15-13                               6.25              405,000             384,750
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25              450,000(d,f)        440,792
General Electric Capital (British Pound)
 Sr Unsecured
 12-15-08                               4.50              380,000             748,820
General Electric Capital
 (New Zealand Dollar) Sr Unsecured
 02-04-10                               6.63            3,450,000           2,472,700
Genworth Financial Assurance Holdings
 (Japanese Yen) Sr Unsecured
 06-20-11                               1.60          198,000,000           1,702,496
Govt Natl Mtge Assn #604708
 10-15-33                               5.50              916,977(f)          913,156
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                              37.20              503,224(f,h)         35,795
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88              500,000(f)          493,084
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                               5.44              950,000(f)          866,827
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               3.31            1,250,000(d,e,f)    1,143,738
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.99              775,000(f)          427,250
GSR Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-10F Cl 6A1
 09-25-34                               5.00            4,266,104(f)        3,836,827
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-1 Cl A4
 04-19-34                               4.78            2,318,227(f,k)      2,000,676
HJ Heinz
 Sr Unsecured
 12-01-08                               6.43              605,000(d)          609,320
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05              850,000             727,028
INVISTA
 Sr Unsecured
 05-01-12                               9.25              475,000(d)          479,750
JPMorgan Chase & Co
 Sr Nts
 01-15-18                               6.00            2,650,000           2,588,547
JPMorgan Chase Bank
 Sub Nts
 10-01-17                               6.00              340,000             330,156
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13              290,251(f)          282,169
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97              159,981(f)          153,681
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77            1,200,000(f)        1,149,550
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00            2,425,000(f)        2,239,491
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                               5.48              825,000(f)          774,251
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79            3,037,000(f)        2,813,527
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.40              675,000(d,f)        431,922
Kohl's
 Sr Unsecured
 12-15-17                               6.25              775,000             739,061
Kraft Foods
 Sr Unsecured
 01-26-39                               6.88            1,440,000           1,387,843
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97              750,000(f)          717,360
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               6.06              750,000(f)          738,075
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37              800,000(f)          745,765
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                               5.42              850,000(f)          773,397
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                               5.87            1,650,000(f)        1,536,956
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A2
 04-15-41                               6.32            1,000,000(f)          973,590
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88            1,865,000           1,750,830


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Lockheed Martin
 Sr Unsecured
 03-14-13                               4.12%          $1,035,000          $1,003,567
Macys Retail Holdings
 07-15-09                               4.80              725,000             714,284
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63            1,500,000           1,136,614
Marathon Oil
 Sr Unsecured
 03-15-18                               5.90            1,870,000           1,820,557
McDonald's
 Sr Unsecured
 03-01-18                               5.35            1,690,000           1,655,271
Merrill Lynch & Co
 02-05-13                               5.45              225,000             209,979
 04-25-18                               6.88            2,340,000           2,206,246
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                               5.13              765,000(d)          755,919
Moog
 Sr Sub Nts
 06-15-18                               7.25              210,000(d)          205,275
Morgan Guaranty Trust
 (European Monetary Unit)
 03-12-09                               4.38            1,580,000           2,451,228
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34              328,082(f)          326,579
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59              750,000(f)          726,210
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.97              575,000(f)          565,921
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63            3,835,000           3,549,833
NALCO
 11-15-11                               7.75              255,000             257,550
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88            2,400,000(h)          487,500
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                               1.50            1,050,000(h)          288,960
News America
 12-15-35                               6.40              535,000             495,681
 11-15-37                               6.65              895,000             850,023
Nextel Communications
 Series D
 08-01-15                               7.38              720,000             554,400
Norfolk Southern
 Sr Unsecured
 04-01-18                               5.75              180,000             175,865
Northwest Pipeline
 Sr Unsecured
 04-15-17                               5.95            1,070,000           1,032,678
Omnicare
 12-15-13                               6.75              455,000             423,150
 12-15-15                               6.88               60,000              54,900
Overseas Private Investment
 Series 1996A
 (U.S. Govt Guaranty)
 09-15-08                               6.99              416,666             420,968
Owens-Brockway Glass Container
 05-15-13                               8.25              965,000             989,125
Pacific Life Global Funding
 04-15-13                               5.15              765,000(d)          759,798
PacifiCorp
 1st Mtge
 09-15-13                               5.45              505,000             512,313
 07-15-38                               6.35            1,350,000           1,331,181
Pricoa Global Funding I
 Secured
 10-18-12                               5.40            1,310,000(d)        1,292,328
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                               5.30            1,370,000           1,361,256
Prudential Financial
 Sr Unsecured
 12-01-37                               6.63              650,000             596,024
Quicksilver Resources
 08-01-15                               8.25              870,000             848,250
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57              652,786             636,492
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13            2,940,000           2,702,341
Sandridge Energy
 Sr Nts
 06-01-18                               8.00              170,000(d)          167,025
Sierra Pacific Power
 Series M
 05-15-16                               6.00            2,935,000           2,884,527
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00              120,000              98,100
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90            2,290,000(d)        2,202,675
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40            3,590,000           3,630,389
U.S. Treasury
 05-15-18                               3.88            1,010,000           1,001,320
 05-15-37                               5.00              665,000             706,511
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00           12,019,886(i)       12,504,924
 01-15-15                               1.63            3,266,520(i)        3,457,272
UnitedHealth Group
 Sr Unsecured
 11-15-37                               6.63              295,000             260,127
 02-15-38                               6.88              790,000             718,189
Verizon Communications
 04-15-38                               6.90            1,420,000           1,415,229
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88            2,050,000           2,113,090
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65              970,000             975,849
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
 11-15-35                               3.89            1,250,000(f)        1,246,589
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09              800,000(f)          787,676
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58              500,000(f)          490,985
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73              900,000(f)          886,969
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31            1,000,000(f)          919,841
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                               5.34            3,860,000(f)        3,489,021
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
Series 2005-14 Cl 2A1
 12-25-35                               5.50            4,355,048(f)        3,923,115
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                               6.00            3,682,086(f)        3,223,982
Windstream
 08-01-16                               8.63              365,000             369,563
 03-15-19                               7.00               40,000              36,600
XTO Energy
 Sr Unsecured
 02-01-14                               4.90            1,885,000           1,808,827
 01-31-15                               5.00              720,000             677,704
 06-30-15                               5.30            1,880,000           1,818,118
                                                                      ---------------
Total                                                                     280,528,659
-------------------------------------------------------------------------------------


URUGUAY (0.1%)
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63              825,000             820,875
-------------------------------------------------------------------------------------


VENEZUELA (0.1%)
Petroleos de Venezuela
 04-12-17                               5.25              770,000             513,205
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              160,000             147,200
                                                                      ---------------
Total                                                                         660,405
-------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $772,246,103)                                                     $804,836,301
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

MUNICIPAL BONDS (0.1%)
NAME OF ISSUER AND TITLE OF         COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
UNITED STATES
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                               6.71%          $1,130,000            $892,497
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $1,129,887)                                                           $892,497
-------------------------------------------------------------------------------------



SENIOR LOANS (0.3%)(n)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
NETHERLANDS (0.1%)
Nielsen Finance
 Term Loan
 08-09-13                               4.73%            $515,190(c)         $477,545
-------------------------------------------------------------------------------------


UNITED STATES (0.2%)
Charter Communications
 Term Loan
 09-06-14                          4.67-4.80              742,270             650,229
Community Health Systems
 Delayed Draw Term Loan
 TBD                                     TBD               21,702(b,o,p)       20,475
Community Health Systems
 Term Loan
 07-25-14                          4.71-4.90              424,328             400,353
HCA
 Tranche B Term Loan
 11-17-13                               5.05              652,710             613,547
Idearc
 Tranche B Term Loan
 11-17-14                          4.49-4.80              405,839             300,783
West Corp
 Tranche B2 Term Loan
 10-24-13                          4.84-5.17              236,408             211,467
                                                                      ---------------
Total                                                                       2,196,854
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $2,996,291)                                                         $2,674,399
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.54%              32,538,202(m)        $32,538,202
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $32,538,202)                                                       $32,538,202
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $808,910,483)(q)                                                  $840,941,399
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2008.

(b) At July 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $21,702.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of these securities amounted to $34,295,286 or 4.0% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2008.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the GDP level of the previous year. To the extent that the previous year's GDP exceeds the 'base case GDP' an interest payment is made equal to
     0.012225 of the difference.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at July 31, 2008.

(i) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
FSA    --   Financial Security Assurance
MBIA   --   MBIA Insurance Corporation


(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2008.

(l) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
PURCHASE CONTRACTS
Euro-Bobl, Sept. 2008, 5-year                                                $1,400,000
Euro-Bund, Sept. 2008, 10-year                                               15,700,000
Japanese Govt Bond, Sept. 2008, 10-year                                         800,000
United Kingdom Long GILT, Sept. 2008, 10-year                                 2,200,000
U.S. Long Bond, Sept. 2008, 20-year                                           6,700,000
U.S. Treasury Note, Sept. 2008, 2-year                                       13,000,000
SALE CONTRACTS
U.S. Treasury Note, Sept. 2008, 5-year                                       29,000,000
U.S. Treasury Note, Sept. 2008, 10-year                                      34,900,000




--------------------------------------------------------------------------------
6  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

(m) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2008.

(n) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o) At July 31, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Community Health Systems                                                      $21,702


(p) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(q) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $808,910,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $44,638,000
Unrealized depreciation                                                     (12,607,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $32,031,000
---------------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
7  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                       RIVERSOURCE GLOBAL TECHNOLOGY FUND

                                AT JULY 31, 2008

JULY 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (94.3%)
ISSUER                                                 SHARES                VALUE(a)


COMMUNICATIONS EQUIPMENT (16.6%)
Brocade Communications Systems                        169,175(b)           $1,141,931
Cisco Systems                                         299,914(b)            6,595,108
Corning                                               119,360               2,388,394
Juniper Networks                                       74,255(b)            1,932,858
Nokia ADR                                             140,946(c)            3,850,645
QUALCOMM                                               92,373               5,111,922
                                                                      ---------------
Total                                                                      21,020,858
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (17.0%)
Apple                                                  34,260(b)            5,445,626
Dell                                                  110,034(b)            2,703,535
Hewlett-Packard                                       146,241               6,551,596
IBM                                                    36,871               4,718,751
SanDisk                                                54,995(b)              775,430
Seagate Technology                                     91,678(c)            1,372,420
                                                                      ---------------
Total                                                                      21,567,358
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
Qwest Communications Intl                             485,257               1,858,535
Verizon Communications                                 47,759               1,625,716
                                                                      ---------------
Total                                                                       3,484,251
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (6.8%)
eBay                                                   64,984(b)            1,635,647
Google Cl A                                            13,146(b)            6,227,918
Yahoo!                                                 36,373(b)              723,459
                                                                      ---------------
Total                                                                       8,587,024
-------------------------------------------------------------------------------------


IT SERVICES (4.7%)
Accenture Cl A                                         39,796(c)            1,661,881
Cognizant Technology Solutions Cl A                    41,827(b)            1,174,084
MasterCard Cl A                                         6,250               1,525,938
Satyam Computer Services ADR                           75,577(c)            1,612,813
                                                                      ---------------
Total                                                                       5,974,716
-------------------------------------------------------------------------------------


MEDIA (1.6%)
Sirius XM Radio                                       585,465(b)              936,744
Virgin Media                                           98,276(d)            1,102,657
                                                                      ---------------
Total                                                                       2,039,401
-------------------------------------------------------------------------------------


METALS & MINING (2.0%)
Timminco                                              106,720(b,c)          2,522,833
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (24.4%)
Advanced Micro Devices                                582,188(b)            2,451,011
Applied Materials                                      73,836               1,278,840
Broadcom Cl A                                          47,004(b)            1,141,727
Infineon Technologies ADR                             205,184(b,c)          1,542,983
Intel                                                 402,351               8,928,169
Micron Technology                                     373,564(b)            1,804,314
Microsemi                                              54,429(b)            1,412,977
ON Semiconductor                                      265,447(b)            2,492,547
RF Micro Devices                                      673,609(b)            2,202,701
Samsung Electronics                                     2,056(c)            1,137,665
Skyworks Solutions                                    191,412(b)            1,810,758
Spansion Cl A                                         257,159(b)              588,894
Teradyne                                              122,900(b)            1,151,573
Texas Instruments                                     117,235               2,858,189
                                                                      ---------------
Total                                                                      30,802,348
-------------------------------------------------------------------------------------


SOFTWARE (17.3%)
Adobe Systems                                          91,390(b)            3,778,977
Citrix Systems                                         36,400(b)              969,696
Electronic Arts                                        23,752(b)            1,025,611
Microsoft                                             298,344               7,673,407
Nintendo                                                4,300(c)            2,086,396
Oracle                                                220,375(b)            4,744,674
SAP                                                    11,108(c)              645,535
TIBCO Software                                        115,073(b)              944,749
                                                                      ---------------
Total                                                                      21,869,045
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.1%)
Vodafone Group                                        542,387(c)            1,452,922
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $129,692,465)                                                     $119,320,756
-------------------------------------------------------------------------------------





MONEY MARKET FUND (5.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.54%              7,435,751(e)          $7,435,751
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $7,435,751)                                                         $7,435,751
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $137,128,216)(f)                                                  $126,756,507
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2008, the value of foreign securities represented 14.1% of net assets.

(d) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Virgin Media                         01-16-08 thru 02-15-08      $1,371,748


(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2008.



--------------------------------------------------------------------------------
1  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

(f) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $137,128,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $7,696,000
Unrealized depreciation                                                      (18,067,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(10,371,000)
----------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.




--------------------------------------------------------------------------------
2  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                       THREADNEEDLE EMERGING MARKETS FUND

                                AT JULY 31, 2008



JULY 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (94.5%)(c)
ISSUER                                                 SHARES                VALUE(a)
BRAZIL (18.2%)
All America Latina Logistica Unit                       219,060            $2,858,278
Bolsa de Mercadorias e Futuros (BM&F)                   465,500             4,107,703
Bradespar                                               225,400             5,105,706
Companhia Siderurgica Nacional ADR                       88,432             3,465,650
Companhia Vale do Rio Doce ADR                          804,778            24,167,483
Cyrela Brazil Realty                                    493,400             7,062,084
MRV Engenharia e Participacoes                          179,900             4,173,910
Multiplan Empreendimentos Imobiliarios                  399,849(b)          4,471,155
PDG Realty                                              449,800             6,826,038
Petroleo Brasileiro ADR                                 413,029            23,092,451
Redecard                                                684,500            12,640,288
Usinas Siderurgicas de Minas Gerais Series A            123,900             5,368,472
                                                                      ---------------
Total                                                                     103,339,218
-------------------------------------------------------------------------------------


CANADA (0.9%)
Yamana Gold                                             404,071             4,998,358
-------------------------------------------------------------------------------------


CHINA (12.4%)
China Construction Bank Series H                     10,439,000             9,104,108
China Life Insurance Series H                         1,629,000             6,135,165
China Medical Technologies ADR                           62,349             2,987,764
China Merchants Bank Series H                         2,008,000             7,236,375
CNOOC                                                 2,763,000             4,076,605
Industrial & Commercial Bank of China Series
 H                                                   16,385,000            12,253,483
Li Ning                                               1,691,500             4,100,958
Mindray Medical Intl ADR                                 81,358             3,250,252
Minth Group                                           2,524,000             1,651,187
PetroChina Series H                                   3,512,000             4,676,290
Ping An Insurance Group of China Series H             2,147,000            14,791,577
                                                                      ---------------
Total                                                                      70,263,764
-------------------------------------------------------------------------------------


HONG KONG (6.0%)
China Mobile                                          1,852,000            24,744,306
China Overseas Land & Investment                      5,476,000             9,699,053
                                                                      ---------------
Total                                                                      34,443,359
-------------------------------------------------------------------------------------


INDIA (6.6%)
Bharat Heavy Electricals                                151,309             5,917,345
Bharti Airtel                                           598,278(b)         11,159,439
DLF                                                     243,054             2,892,612
Housing Development Finance                             137,160             7,263,487
Larsen & Toubro                                          46,804(b)          2,839,551
Reliance Inds                                           145,110             7,484,717
                                                                      ---------------
Total                                                                      37,557,151
-------------------------------------------------------------------------------------


INDONESIA (2.2%)
Bank Rakyat Indonesia                                10,652,000             7,061,133
Bumi Resources                                        7,288,500             5,343,258
                                                                      ---------------
Total                                                                      12,404,391
-------------------------------------------------------------------------------------


ISRAEL (3.1%)
Israel Chemicals                                        660,231            12,302,251
Teva Pharmaceutical Inds ADR                            125,070             5,608,139
                                                                      ---------------
Total                                                                      17,910,390
-------------------------------------------------------------------------------------


MALAYSIA (2.4%)
DiGi.Com                                                337,700             2,577,099
IOI                                                   3,113,700             5,470,123
KNM Group                                             9,350,150             5,536,467
                                                                      ---------------
Total                                                                      13,583,689
-------------------------------------------------------------------------------------


MEXICO (6.7%)
America Movil ADR Series L                              472,444            23,853,698
Grupo Financiero Banorte Series O                     1,360,000             5,853,250
Grupo Mexico Series B                                 2,629,500             4,686,601
Urbi Desarrollos Urbanos                              1,135,900(b)          3,762,757
                                                                      ---------------
Total                                                                      38,156,306
-------------------------------------------------------------------------------------


NORWAY (0.3%)
Copeinca                                                225,400(b)          1,848,371
-------------------------------------------------------------------------------------


RUSSIA (11.9%)
Eurasia Drilling GDR                                    243,662(b,d,e)      4,997,508
Gazprom ADR                                             349,309            16,662,038
Mechel ADR                                              237,411             5,037,861
MMC Norilsk Nickel ADR                                  312,582             6,595,480
Pharmstandard Cl S                                       72,811(b)          5,297,000
Rosneft Oil GDR                                       1,079,858(d)         11,446,495
Sberbank Cl S                                         2,484,746             7,305,819
Severstal GDR                                           124,126(d,e)        2,345,981
Sibirskiy Cement                                         24,589(b)          3,749,823
TMK GDR                                                 137,457(d,e)        4,528,323
                                                                      ---------------
Total                                                                      67,966,328
-------------------------------------------------------------------------------------


SOUTH AFRICA (5.4%)
Aveng                                                   807,336             6,786,078
Impala Platinum Holdings                                236,589             7,856,796
MTN Group                                               465,980             7,980,706
Sasol                                                   156,159             8,331,767
                                                                      ---------------
Total                                                                      30,955,347
-------------------------------------------------------------------------------------


SOUTH KOREA (10.1%)
Daelim Industrial                                        44,414             3,972,482
Doosan Infracore                                        256,570             7,129,198
Hyundai Motor                                            79,373             5,556,267
Infopia                                                  74,501             2,051,604
KT Corp                                                 151,780             6,255,413
LG Electronics                                           48,175             4,922,447
NHN                                                      25,110(b)          4,124,913
Samsung Electronics                                      25,125            13,902,637
SK Communications                                        93,709(b)          1,261,174
Yuhan                                                    38,849             8,063,399
                                                                      ---------------
Total                                                                      57,239,534
-------------------------------------------------------------------------------------


TAIWAN (7.0%)
Asustek Computer                                      2,222,485             5,785,669
Chinatrust Financial Holding                          5,729,000             4,141,778
Chunghwa Telecom                                      2,306,000(b)          5,837,648
First Financial Holding                               4,147,000             3,470,655
Taiwan Fertilizer                                     1,558,000             5,614,341
Taiwan Semiconductor Mfg ADR                          1,141,198            10,841,377
Tripod Technology                                     1,008,155             2,532,959
U-Ming Marine Transport                                 635,000             1,707,283
                                                                      ---------------
Total                                                                      39,931,710
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  THREADNEEDLE EMERGING MARKETS FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


TURKEY (1.4%)
Turkcell                                              1,020,418            $7,809,965
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $549,759,997)                                                     $538,407,881
-------------------------------------------------------------------------------------



MONEY MARKET FUND (5.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.54%              30,955,787(f)        $30,955,787
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $30,955,787)                                                       $30,955,787
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $580,715,784)(g)                                                  $569,363,668
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2008:

                                                                      PERCENT OF
INDUSTRY                                                              NET ASSETS          VALUE
---------------------------------------------------------------------------------------------------
Auto Components                                                           0.3%           $1,651,187
Automobiles                                                               1.0             5,556,267
Chemicals                                                                 3.1            17,916,592
Commercial Banks                                                          9.9            56,426,601
Computers & Peripherals                                                   1.0             5,785,669
Construction & Engineering                                                2.4            13,598,111
Diversified Financial Services                                            1.6             9,213,409
Diversified Telecommunication Services                                    2.1            12,093,061
Electrical Equipment                                                      1.0             5,917,345
Electronic Equipment & Instruments                                        0.4             2,532,959
Energy Equipment & Services                                               2.6            15,062,298
Food Products                                                             1.3             7,318,494
Health Care Equipment & Supplies                                          1.5             8,289,620
Household Durables                                                        4.7            26,747,236
Insurance                                                                 3.7            20,926,742
Internet Software & Services                                              0.9             5,386,087
IT Services                                                               2.2            12,640,288
Leisure Equipment & Products                                              0.7             4,100,958
Machinery                                                                 1.3             7,129,198
Marine                                                                    0.3             1,707,283
Metals & Mining                                                          11.4            64,522,682
Multi-Utilities                                                           0.7             3,749,823
Oil, Gas & Consumable Fuels                                              14.3            81,113,621
Pharmaceuticals                                                           3.3            18,968,538
Real Estate Management & Development                                      3.0            17,062,820
Road & Rail                                                               0.5             2,858,278
Semiconductors & Semiconductor Equipment                                  4.3            24,744,014
Thrifts & Mortgage Finance                                                1.3             7,263,487
Wireless Telecommunication Services                                      13.8            78,125,213
Other(1)                                                                  5.4            30,955,787
---------------------------------------------------------------------------------------------------
Total                                                                                  $569,363,668
---------------------------------------------------------------------------------------------------



(1)  Cash & Cash Equivalents.
NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of these securities amounted to $23,318,307 or 4.1% of net assets.


--------------------------------------------------------------------------------
2  THREADNEEDLE EMERGING MARKETS FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Eurasia Drilling GDR*                11-02-07 thru 04-15-08      $5,741,380
Severstal GDR*                       06-18-08 thru 06-19-08       3,263,391
TMK GDR*                             04-07-08 thru 04-17-08       4,391,799


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2008.

(g) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $580,716,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $40,413,000
Unrealized depreciation                                                      (51,765,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(11,352,000)
----------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  THREADNEEDLE EMERGING MARKETS FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                         THREADNEEDLE GLOBAL EQUITY FUND

                                AT JULY 31, 2008



JULY 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.9%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (2.1%)
Boart Longyear Group                                  1,714,406            $3,274,441
CSL                                                     269,360             8,708,433
OZ Minerals                                           1,106,462             2,057,186
                                                                      ---------------
Total                                                                      14,040,060
-------------------------------------------------------------------------------------


BERMUDA (1.9%)
Accenture Cl A                                          114,216             4,769,660
PartnerRe                                               113,183             7,959,028
                                                                      ---------------
Total                                                                      12,728,688
-------------------------------------------------------------------------------------


BRAZIL (2.9%)
Aracruz Celulose ADR                                     52,008             3,614,556
Cia Vale do Rio Doce ADR                                181,813             4,758,046
Cyrela Brazil Realty                                    230,700             3,302,032
Petroleo Brasileiro ADR                                 137,603             7,693,384
                                                                      ---------------
Total                                                                      19,368,018
-------------------------------------------------------------------------------------


CANADA (3.5%)
Barrick Gold                                            246,170            10,425,299
Eastern Platinum                                      2,039,200(b)          3,764,860
Research In Motion                                       28,926(b)          3,552,691
ShawCor                                                 161,600             5,231,439
                                                                      ---------------
Total                                                                      22,974,289
-------------------------------------------------------------------------------------


DENMARK (0.6%)
Vestas Wind Systems                                      30,400(b)          3,965,087
-------------------------------------------------------------------------------------


FINLAND (1.0%)
Nokia                                                    95,587             2,608,552
Talvivaara Mining                                       696,329(b)          4,075,357
                                                                      ---------------
Total                                                                       6,683,909
-------------------------------------------------------------------------------------


GERMANY (4.7%)
Allianz                                                  44,810             7,621,897
Daimler                                                  19,809             1,145,809
Deutsche Boerse                                          23,972             2,712,883
E.ON                                                     37,158             7,098,464
Linde                                                    29,955             4,161,187
MTU Aero Engines Holding                                124,149             3,836,856
RWE                                                      36,846             4,403,420
                                                                      ---------------
Total                                                                      30,980,516
-------------------------------------------------------------------------------------


GREECE (0.4%)
Piraeus Bank                                             90,836             2,712,479
-------------------------------------------------------------------------------------


HONG KONG (3.9%)
China Mobile                                            351,500             4,696,341
China Overseas Land & Investment                      2,198,000             3,893,082
Esprit Holdings                                         749,300             7,973,307
Great Eagle Holdings                                  1,424,607             4,080,203
Hongkong & Shanghai Hotels                            3,582,500             5,498,277
                                                                      ---------------
Total                                                                      26,141,210
-------------------------------------------------------------------------------------


IRELAND (0.3%)
Bank of Ireland                                         262,201             2,201,620
-------------------------------------------------------------------------------------


JAPAN (7.7%)
AMADA                                                   707,000             4,829,281
Canon                                                   202,800             9,269,451
GOLDCREST                                               196,680             3,312,708
Komatsu                                                 127,000             3,154,095
Mitsubishi Estate                                       261,000             6,286,285
Mitsubishi UFJ Financial Group                          791,200             6,986,833
Mizuho Financial Group                                    1,326             6,349,461
Nintendo                                                  7,600             3,687,583
Sony Financial Holdings                                   1,500             5,648,441
Trend Micro                                              54,500             1,896,101
                                                                      ---------------
Total                                                                      51,420,239
-------------------------------------------------------------------------------------


MEXICO (1.7%)
America Movil ADR Series L                              165,855             8,374,019
CEMEX ADR                                               142,248(b)          3,024,192
                                                                      ---------------
Total                                                                      11,398,211
-------------------------------------------------------------------------------------


NETHERLANDS (1.1%)
ASML Holding                                            153,704             3,515,697
Fugro                                                    51,140             3,628,085
                                                                      ---------------
Total                                                                       7,143,782
-------------------------------------------------------------------------------------


PORTUGAL (0.5%)
Galp Energia Series B                                   187,199             3,463,267
-------------------------------------------------------------------------------------


RUSSIA (0.9%)
Gazprom ADR                                             118,670             5,660,559
-------------------------------------------------------------------------------------


SINGAPORE (1.1%)
DBS Group Holdings                                      529,000             7,360,197
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.7%)
First Uranium                                           843,700(b)          4,532,920
-------------------------------------------------------------------------------------


SPAIN (2.2%)
Gamesa Tecnologica                                      122,046             5,802,233
Inditex                                                  81,177(d)          3,904,876
Telefonica                                              178,713             4,636,730
                                                                      ---------------
Total                                                                      14,343,839
-------------------------------------------------------------------------------------


SWITZERLAND (8.2%)
Nestle                                                  308,200            13,521,764
Novartis                                                 99,399             5,902,015
Roche Holding                                            75,549            13,961,237
Sika                                                      2,619             3,383,469
Syngenta                                                 33,070             9,628,026
Xstrata                                                 115,589             8,290,491
                                                                      ---------------
Total                                                                      54,687,002
-------------------------------------------------------------------------------------


TAIWAN (0.5%)
Asustek Computer                                      1,347,000             3,506,569
-------------------------------------------------------------------------------------


UNITED KINGDOM (12.5%)
Anglo American                                           94,865             5,422,976
Autonomy                                                218,011(b)          4,593,089
BG Group                                                348,372             7,873,068
Drax Group                                              247,726             3,545,194
HSBC Holdings                                           410,459             6,787,942
Intl Power                                              589,315             4,795,767
Lloyds TSB Group                                      2,266,979            13,218,727
Prudential                                              605,562             6,484,698
SOCO Intl                                               100,265(b)          2,881,156
Standard Chartered                                      155,066             4,721,041
Tesco                                                   842,932             5,987,289
Tullow Oil                                              510,483             7,922,816
Vodafone Group                                        3,165,907             8,480,689
                                                                      ---------------
Total                                                                      82,714,452
-------------------------------------------------------------------------------------


UNITED STATES (40.5%)
Abercrombie & Fitch Cl A                                 29,690             1,639,482
Adobe Systems                                           211,444(b)          8,743,209
American Express                                        146,602             5,441,866
AT&T                                                    240,006             7,394,585
Cisco Systems                                           292,428(b)          6,430,492
Cleveland-Cliffs                                         32,282             3,499,692
Comcast Cl A                                            350,636             7,230,114
Devon Energy                                             98,611             9,357,197
Diamond Offshore Drilling                                47,842             5,707,550
eBay                                                     68,235(b)          1,717,475
ENSCO Intl                                               68,654             4,746,738
Exxon Mobil                                              89,717             7,215,938


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  THREADNEEDLE GLOBAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED STATES (CONT.)
Freeport-McMoRan Copper & Gold                           42,404            $4,102,587
Genzyme                                                  54,268(b)          4,159,642
Gilead Sciences                                         126,287(b)          6,816,972
Goldman Sachs Group                                      40,624             7,476,441
Google Cl A                                              22,347(b)         10,586,891
IBM                                                     115,713            14,808,950
Johnson & Johnson                                       199,182            13,637,992
JPMorgan Chase & Co                                     195,667             7,949,950
Laboratory Corp of America Holdings                      83,120(b)          5,617,250
Macy's                                                  211,909             3,986,008
Microsoft                                               584,936            15,044,554
Newmont Mining                                          100,000             4,796,000
Norfolk Southern                                         78,893             5,673,985
Oracle                                                  328,673(b)          7,076,330
PepsiCo                                                 151,141            10,059,945
Pfizer                                                  321,904             6,009,948
Philip Morris Intl                                       93,313             4,819,616
Plum Creek Timber                                       156,149             7,607,579
Procter & Gamble                                         98,806             6,469,817
QUALCOMM                                                 75,000             4,150,500
Reliant Energy                                          184,049(b)          3,333,127
Republic Services                                       161,173             5,238,123
Schering-Plough                                         250,362             5,277,631
St. Jude Medical                                         76,051(b)          3,542,456
Thermo Fisher Scientific                                183,178(b)         11,085,933
Travelers Companies                                     121,353             5,354,094
Ultra Petroleum                                          70,655(b)          5,043,354
Wal-Mart Stores                                         166,196             9,742,410
                                                                      ---------------
Total                                                                     268,592,423
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $676,413,029)                                                     $656,619,336
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.2%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.54%              20,936,664(f)        $20,936,664
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $20,936,664)                                                       $20,936,664
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $697,349,693)(g)                                                  $677,556,000
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2008:

                                                                      PERCENT OF
INDUSTRY                                                              NET ASSETS          VALUE
---------------------------------------------------------------------------------------------------
Aerospace & Defense                                                       0.6%           $3,836,856
Automobiles                                                               0.2             1,145,809
Beverages                                                                 1.5            10,059,945
Biotechnology                                                             3.0            19,685,047
Capital Markets                                                           1.1             7,476,441
Chemicals                                                                 2.6            17,172,682
Commercial Banks                                                          7.6            50,338,300
Commercial Services & Supplies                                            0.8             5,238,123
Communications Equipment                                                  2.5            16,742,235
Computers & Peripherals                                                   2.8            18,315,519
Construction & Engineering                                                0.5             3,274,441
Construction Materials                                                    0.5             3,024,192
Consumer Finance                                                          0.8             5,441,866
Diversified Financial Services                                            1.6            10,662,833
Diversified Telecommunication Services                                    1.8            12,031,315
Electric Utilities                                                        1.1             7,098,464
Electrical Equipment                                                      1.5             9,767,320
Energy Equipment & Services                                               2.9            19,313,812
Food & Staples Retailing                                                  2.4            15,729,699
Food Products                                                             2.0            13,521,764
Health Care Equipment & Supplies                                          0.5             3,542,456
Health Care Providers & Services                                          0.8             5,617,250
Hotels, Restaurants & Leisure                                             0.8             5,498,277
Household Durables                                                        1.0             6,614,740
Household Products                                                        1.0             6,469,817
Independent Power Producers & Energy Traders                              1.8            11,674,088
Insurance                                                                 5.0            33,068,158
Internet Software & Services                                              1.9            12,304,366
IT Services                                                               0.7             4,769,660
Life Sciences Tools & Services                                            1.7            11,085,933
Machinery                                                                 1.2             7,983,376
Media                                                                     1.1             7,230,114
Metals & Mining                                                           8.4            55,725,414
Multiline Retail                                                          0.6             3,986,008
Multi-Utilities                                                           0.7             4,403,420
Office Electronics                                                        1.4             9,269,451
Oil, Gas & Consumable Fuels                                               8.6            57,110,739
Paper & Forest Products                                                   0.5             3,614,556
Pharmaceuticals                                                           6.7            44,788,823
Real Estate Investment Trusts (REITs)                                     1.1             7,607,579


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  THREADNEEDLE GLOBAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

                                                                      PERCENT OF
INDUSTRY                                                              NET ASSETS          VALUE
---------------------------------------------------------------------------------------------------
Real Estate Management & Development                                      2.1%          $14,259,570
Road & Rail                                                               0.9             5,673,985
Semiconductors & Semiconductor Equipment                                  0.5             3,515,697
Software                                                                  6.2            41,040,866
Specialty Retail                                                          2.0            13,517,665
Tobacco                                                                   0.7             4,819,616
Wireless Telecommunication Services                                       3.2            21,551,049
Other(1)                                                                  3.2            20,936,664
---------------------------------------------------------------------------------------------------
Total                                                                                  $677,556,000
---------------------------------------------------------------------------------------------------




(1)  Cash & Cash Equivalents.
NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At July 31, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.6% of net assets. The Fund's cash equivalent position is 2.6% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2008.

(g) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $697,350,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $44,194,000
Unrealized depreciation                                                      (63,988,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(19,794,000)
----------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
3  THREADNEEDLE GLOBAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     THREADNEEDLE GLOBAL EQUITY INCOME FUND

                                AT JULY 31, 2008



JULY 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (90.6%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (3.1%)
Australia & New Zealand Banking Group                   2,888                 $43,717
Lend Lease                                              4,399                  41,248
OZ Minerals                                            20,272                  37,691
Transurban Group                                        6,547                  31,736
                                                                      ---------------
Total                                                                         154,392
-------------------------------------------------------------------------------------


BRAZIL (4.2%)
Cia de Bebidas das Americas                             1,000                  59,297
Cia Vale do Rio Doce ADR                                3,172                  83,011
Petroleo Brasileiro                                     1,500                  34,198
Tele Norte Leste Participacoes ADR                      1,493                  35,250
                                                                      ---------------
Total                                                                         211,756
-------------------------------------------------------------------------------------


CANADA (1.5%)
Barrick Gold                                              399                  16,898
Timberwest Forest Unit                                  4,200                  59,079
                                                                      ---------------
Total                                                                          75,977
-------------------------------------------------------------------------------------


CZECH REPUBLIC (0.7%)
Telefonica O2 Czech Republic GDR                        1,029                  34,847
-------------------------------------------------------------------------------------


DENMARK (1.1%)
TrygVesta                                                 750                  54,538
-------------------------------------------------------------------------------------


FINLAND (3.6%)
Nokia                                                   1,541                  42,054
Sampo Series A                                          2,865                  71,962
Talvivaara Mining                                       4,964(b)               29,052
Wartsila                                                  615                  37,410
                                                                      ---------------
Total                                                                         180,478
-------------------------------------------------------------------------------------


FRANCE (4.3%)
France Telecom                                          1,117                  35,315
PagesJaunes Groupe                                      1,650                  22,255
Total                                                     904                  69,212
Vivendi                                                 2,100                  87,794
                                                                      ---------------
Total                                                                         214,576
-------------------------------------------------------------------------------------


GERMANY (4.6%)
BASF                                                    1,180                  75,161
Bayer                                                     606                  52,091
Deutsche Telekom                                        2,034                  35,207
RWE                                                       567                  67,761
                                                                      ---------------
Total                                                                         230,220
-------------------------------------------------------------------------------------


GREECE (1.0%)
Motor Oil Hellas Corinth Refineries                     1,056                  21,062
OPAP                                                      789                  28,228
                                                                      ---------------
Total                                                                          49,290
-------------------------------------------------------------------------------------


HONG KONG (3.6%)
Champion REIT                                          56,000                  26,599
Esprit Holdings                                         9,400                 100,026
Giordano Intl                                          58,000                  23,528
Hang Lung Properties                                    9,000                  28,271
                                                                      ---------------
Total                                                                         178,424
-------------------------------------------------------------------------------------


IRELAND (0.5%)
Bank of Ireland                                         2,786                  23,393
-------------------------------------------------------------------------------------


ITALY (5.8%)
Enel                                                    6,941                  64,143
Eni                                                     3,690                 124,506
Snam Rete Gas                                           7,262                  30,772
Telecom Italia                                         13,399                  24,047
UniCredit                                               7,667                  45,674
                                                                      ---------------
Total                                                                         289,142
-------------------------------------------------------------------------------------


JAPAN (5.0%)
Marusan Securities                                      3,900                  25,695
Nintendo                                                  200                  97,042
Nissan Motor                                            4,000                  30,795
Ono Pharmaceutical                                      1,800                  99,164
                                                                      ---------------
Total                                                                         252,696
-------------------------------------------------------------------------------------


MEXICO (1.3%)
Grupo Continental                                      25,000                  64,882
-------------------------------------------------------------------------------------


NETHERLANDS (1.6%)
Aegon                                                   2,885                  33,725
Royal Dutch Shell Series B                              1,275                  44,772
                                                                      ---------------
Total                                                                          78,497
-------------------------------------------------------------------------------------


NORWAY (2.0%)
DNB NOR                                                 4,400                  56,212
StatoilHydro                                            1,350                  43,748
                                                                      ---------------
Total                                                                          99,960
-------------------------------------------------------------------------------------


SINGAPORE (1.4%)
DBS Group Holdings                                      5,000                  69,567
-------------------------------------------------------------------------------------


SOUTH AFRICA (1.2%)
Massmart Holdings                                       5,861                  59,540
-------------------------------------------------------------------------------------


SPAIN (1.6%)
Inditex                                                   817                  39,300
Telefonica                                              1,668                  43,276
                                                                      ---------------
Total                                                                          82,576
-------------------------------------------------------------------------------------


SWEDEN (2.8%)
Holmen Series B                                         1,300                  38,179
Skanska Series B                                        3,000                  38,682
SKF Group Series B                                      2,800                  47,397
Volvo Series B                                          1,200                  14,437
                                                                      ---------------
Total                                                                         138,695
-------------------------------------------------------------------------------------


TAIWAN (0.7%)
Chunghwa Telecom ADR                                    1,488                  37,483
-------------------------------------------------------------------------------------


THAILAND (0.7%)
Thai Oil                                               24,000                  34,979
-------------------------------------------------------------------------------------


UNITED KINGDOM (16.4%)
Admiral Group                                           3,945                  71,833
Anglo American                                          1,360                  77,745
BP                                                      4,464                  45,815
British American Tobacco                                2,862                 103,280
Drax Group                                              3,831                  54,825
GlaxoSmithKline                                         3,410                  79,485
Intl Power                                              9,337                  75,984
Lloyds TSB Group                                       15,278                  89,087
Natl Grid                                               4,722                  62,185
Pearson                                                 3,246                  41,559
Prudential                                              6,735                  72,123
Vodafone Group                                         18,613                  49,860
                                                                      ---------------
Total                                                                         823,781
-------------------------------------------------------------------------------------


UNITED STATES (21.9%)
AllianceBernstein Holding LP                              491                  25,507
AT&T                                                    3,345                 103,058
Bank of America                                         2,526                  83,105
BP Prudhoe Bay Royalty Trust                            1,219                 104,711
Bristol-Myers Squibb                                    2,697                  56,961
Diamond Offshore Drilling                                 802                  95,679
Kinder Morgan Energy Partners LP                        1,039                  59,472
Merck & Co                                              1,967                  64,714
Parkway Properties                                        964                  34,020
Pfizer                                                  5,795                 108,193
Philip Morris Intl                                      1,270                  65,595
Plum Creek Timber                                       1,368                  66,649
Regal Entertainment Group Cl A                          2,903                  48,335
Reynolds American                                         987                  55,104
US Bancorp                                              2,603                  79,678
UST                                                       862                  45,350
                                                                      ---------------
Total                                                                       1,096,131
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $4,527,449)                                                         $4,535,820
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,527,449)(d)                                                      $4,535,820
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 THREADNEEDLE GLOBAL EQUITY INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2008:

                                                                       PERCENT OF
INDUSTRY                                                               NET ASSETS         VALUE
--------------------------------------------------------------------------------------------------
Automobiles                                                                0.6%            $30,795
Beverages                                                                  2.5             124,179
Capital Markets                                                            1.0              51,202
Chemicals                                                                  1.5              75,161
Commercial Banks                                                           8.1             407,328
Communications Equipment                                                   0.8              42,054
Construction & Engineering                                                 0.8              38,682
Diversified Financial Services                                             1.7              83,105
Diversified Telecommunication Services                                     7.0             348,483
Electric Utilities                                                         1.3              64,143
Energy Equipment & Services                                                1.9              95,679
Food & Staples Retailing                                                   1.2              59,540
Gas Utilities                                                              0.6              30,772
Hotels, Restaurants & Leisure                                              0.6              28,228
Independent Power Producers & Energy Traders                               2.6             130,809
Insurance                                                                  6.1             304,181
Machinery                                                                  2.0              99,244
Media                                                                      4.0             199,943
Metals & Mining                                                            4.9             244,397
Multi-Utilities                                                            2.6             129,946
Oil, Gas & Consumable Fuels                                               11.6             582,475
Paper & Forest Products                                                    1.9              97,258
Pharmaceuticals                                                            9.2             460,608
Real Estate Investment Trust (REITS)                                       2.5             127,268
Real Estate Management & Development                                       1.4              69,519
Software                                                                   1.9              97,042
Specialty Retail                                                           3.3             162,854
Tobacco                                                                    5.4             269,329
Transportation Infrastructure                                              0.6              31,736
Wireless Telecommunication Services                                        1.0              49,860
--------------------------------------------------------------------------------------------------
Total                                                                                   $4,535,820
--------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $4,527,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                        $91,000
Unrealized depreciation                                                        (82,000)

--------------------------------------------------------------------------------------
Net unrealized appreciation                                                     $9,000
--------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
2 THREADNEEDLE GLOBAL EQUITY INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                   FAIR VALUE AT JULY 31, 2008
                                                  -------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                            $4,500,973         $34,847           $--        $4,535,820


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
3 THREADNEEDLE GLOBAL EQUITY INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     THREADNEEDLE GLOBAL EXTENDED ALPHA FUND

                                AT JULY 31, 2008



JULY 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (89.8%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (2.4%)
Boart Longyear Group                                   25,600                 $48,895
CSL                                                     2,240                  72,419
                                                                      ---------------
Total                                                                         121,314
-------------------------------------------------------------------------------------


BERMUDA (2.5%)
Accenture Cl A                                          1,820                  76,003
PartnerRe                                                 750                  52,740
                                                                      ---------------
Total                                                                         128,743
-------------------------------------------------------------------------------------


BRAZIL (2.9%)
Aracruz Celulose ADR                                      930                  64,635
Companhia Vale do Rio Doce ADR                          1,150                  34,535
Cyrela Brazil Realty                                    3,170                  45,373
                                                                      ---------------
Total                                                                         144,543
-------------------------------------------------------------------------------------


CANADA (3.1%)
Barrick Gold                                              470                  19,907
Eastern Platinum                                       21,000(b)               38,771
ShawCor Cl A                                            3,000                  97,118
                                                                      ---------------
Total                                                                         155,796
-------------------------------------------------------------------------------------


DENMARK (1.3%)
Vestas Wind Systems                                       520(b)               67,824
-------------------------------------------------------------------------------------


FINLAND (0.7%)
Talvivaara Mining                                       5,830(b)               34,121
-------------------------------------------------------------------------------------


GERMANY (4.9%)
Allianz                                                   700                 119,066
Linde                                                     470                  65,290
RWE                                                       510                  60,949
                                                                      ---------------
Total                                                                         245,305
-------------------------------------------------------------------------------------


HONG KONG (1.3%)
Esprit Holdings                                         6,300                  67,038
-------------------------------------------------------------------------------------


JAPAN (3.8%)
AMADA                                                  12,000                  81,968
Nintendo                                                  100                  48,521
Sony Financial Holdings                                    16                  60,250
                                                                      ---------------
Total                                                                         190,739
-------------------------------------------------------------------------------------


MEXICO (1.5%)
America Movil ADR Series L                              1,495                  75,483
-------------------------------------------------------------------------------------


NETHERLANDS (1.0%)
Fugro                                                     700                  49,661
-------------------------------------------------------------------------------------


PERU (0.6%)
Compania de Minas Buenaventura ADR                      1,100                  29,601
-------------------------------------------------------------------------------------


RUSSIA (2.6%)
Gazprom ADR                                             1,560                  74,412
Mobile Telesystems ADR                                    790                  56,406
                                                                      ---------------
Total                                                                         130,818
-------------------------------------------------------------------------------------


SINGAPORE (3.0%)
DBS Group Holdings                                     11,000                 153,048
-------------------------------------------------------------------------------------


SWITZERLAND (9.3%)
Nestle                                                  4,100                 179,881
Novartis                                                1,260                  74,815
Roche Holding                                             420                  77,614
Syngenta                                                  308                  89,671
Xstrata                                                   700                  50,207
                                                                      ---------------
Total                                                                         472,188
-------------------------------------------------------------------------------------


UNITED KINGDOM (8.9%)
BG Group                                                3,500                  79,098
Drax Group                                              2,330                  33,345
Lloyds TSB Group                                       15,400                  89,797
Prudential                                              8,100                  86,739
Tesco                                                   7,000                  49,721
Tullow Oil                                              2,800                  43,457
Vodafone Group                                         24,700                  66,165
                                                                      ---------------
Total                                                                         448,322
-------------------------------------------------------------------------------------


UNITED STATES (40.0%)
American Express                                        1,030                  38,234
AT&T                                                    1,560                  48,064
Comcast Cl A                                            4,340                  89,491
Devon Energy                                              400                  37,956
Diamond Offshore Drilling                                 500                  59,649
eBay                                                    2,100(b)               52,857
ENSCO Intl                                                790                  54,621
Freeport-McMoRan Copper & Gold                            215                  20,801
Genzyme                                                 1,030(b)               78,950
Google Cl A                                               140(b)               66,325
Halliburton                                             1,200                  53,784
IBM                                                     1,630                 208,607
Johnson & Johnson                                       2,150                 147,211
Laboratory Corp of America Holdings                     1,000(b)               67,580
MetLife                                                 1,630                  82,754
Microsoft                                               2,890                  74,331
Oracle                                                  7,320(b)              157,599
PepsiCo                                                 1,050                  69,888
Philip Morris Intl                                      2,145                 110,789
Praxair                                                   730                  68,423
Republic Services                                       2,800                  91,000
Thermo Fisher Scientific                                1,540(b)               93,201
Travelers Companies                                     1,780                  78,534
Ultra Petroleum                                           650(b)               46,397
Wal-Mart Stores                                         2,100                 123,102
                                                                      ---------------
Total                                                                       2,020,148
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $4,512,800)                                                         $4,534,692
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,512,800)(d)                                                      $4,534,692
-------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2007

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2008:


                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS          VALUE
---------------------------------------------------------------------------------------------------
Beverages                                                                 1.4%              $69,888
Biotechnology                                                             3.0               151,369
Chemicals                                                                 4.4               223,384
Commercial Banks                                                          4.8               242,845
Commercial Services & Supplies                                            1.8                91,000
Computers & Peripherals                                                   4.1               208,607
Construction & Engineering                                                1.0                48,895
Consumer Finance                                                          0.8                38,234
Diversified Telecommunication Services                                    1.0                48,064
Electrical Equipment                                                      1.3                67,824
Energy Equipment & Services                                               6.2               314,833
Food & Staples Retailing                                                  3.4               172,823
Food Products                                                             3.6               179,881
Health Care Providers & Services                                          1.3                67,580
Household Durables                                                        0.9                45,373
Independent Power Producers & Energy Traders                              0.7                33,345
Insurance                                                                 9.5               480,083
Internet Software & Services                                              2.4               119,182
IT Services                                                               1.5                76,003
Life Sciences Tools & Services                                            1.8                93,201
Machinery                                                                 1.6                81,968
Media                                                                     1.8                89,491
Metals & Mining                                                           4.5               227,943
Multi-Utilities                                                           1.2                60,949
Oil, Gas & Consumable Fuels                                               5.6               281,320
Paper & Forest Products                                                   1.3                64,635
Pharmaceuticals                                                           5.9               299,640
Software                                                                  5.6               280,451
Specialty Retail                                                          1.3                67,038
Tobacco                                                                   2.2               110,789
Wireless Telecommunication Services                                       3.9               198,054
---------------------------------------------------------------------------------------------------
Total                                                                                    $4,534,692
---------------------------------------------------------------------------------------------------



INVESTMENTS IN DERIVATIVES

PORTFOLIO SWAP(1) OUTSTANDING AT JULY 31, 2008


                                                                                NEXT          NET UNREALIZED
COUNTERPARTY                           DESCRIPTION                           RESET DATE        APPRECIATION
------------------------------------------------------------------------------------------------------------
  UBS             The Fund receives(pays) the total return on a custom      Aug. 8, 2008          $32,323
                  basket of long(short) equity positions and
                  pays(receives) a floating rate based on the 1-day
                  LIBOR which is denominated in various foreign
                  currencies based on the local currencies of the
                  securities underlying the custom basket.
------------------------------------------------------------------------------------------------------------
Total                                                                                             $32,323
------------------------------------------------------------------------------------------------------------




(1) The Fund has entered into a portfolio swap agreement. A portfolio swap allows the Fund to obtain exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the agreement, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket. That is, one party agrees to pay another party the return on the basket in return for a specified interest rate. The agreement allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional security positions at its discretion.

The notional amounts of the security positions held in the basket are not recorded in the financial statements. The portfolio swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received or made are recorded as realized gains (losses). NOTES TO PORTFOLIO OF INVESTMENTS


(a) All securities are valued at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing 60 days or less are valued at amortized cost.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.


--------------------------------------------------------------------------------
2 THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

(d) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $4,513,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $78,000
Unrealized depreciation                                                       (56,000)

-------------------------------------------------------------------------------------
Net unrealized appreciation                                                   $22,000
-------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                   FAIR VALUE AT JULY 31, 2008
                                                  -------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                            $4,534,692             $--           $--        $4,534,692
Other financial instruments*                                 --          32,323            --            32,323

---------------------------------------------------------------------------------------------------------------
Total                                                $4,534,692         $32,323           $--        $4,567,015
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Global Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date September 29, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date September 29, 2008